MFO-Q3

Quarterly Report
July 31, 2025
MFS®  Income Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.5%
Aerospace & Defense – 1.5%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$1,991,229
Boeing Co., 6.528%, 5/01/2034	10,458,000	11,382,573
Boeing Co., 5.705%, 5/01/2040	24,359,000	24,199,206
Boeing Co., 5.805%, 5/01/2050	9,682,000	9,343,991
Boeing Co., 6.858%, 5/01/2054	5,970,000	6,562,007
Bombardier, Inc., 7.5%, 2/01/2029 (n)	20,000,000	20,769,840
TransDigm, Inc., 4.625%, 1/15/2029	32,500,000	31,775,710
		$106,024,556
Asset-Backed & Securitized – 24.2%
ACREC 2021-FL1 Ltd., “D”, FLR, 7.114% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	$2,591,000	$2,576,975
ACREC 2023-FL2 LLC, “AS”, FLR, 7.174% (SOFR - 1mo. + 2.832%), 2/19/2038 (n)	7,500,000	7,500,240
ACREC 2025-FL3 LLC, “B”, FLR, 6.291% (SOFR - 1mo. + 1.941%), 8/18/2042 (n)	5,000,000	4,983,005
ACREC 2025-FL3 LLC, “C”, FLR, 6.641% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	9,459,627	9,427,285
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	1,854,205	1,854,498
Affirm Master Trust, 2025-2A, “A”, 4.67%, 7/15/2033 (n)	14,094,595	14,091,415
Affirm, Inc., 5.08%, 4/15/2030 (n)	4,781,746	4,784,207
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.975% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	15,250,000	15,260,248
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	3,733,000	3,738,739
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	8,936,000	9,019,469
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	16,494,082	16,402,810
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	15,435,302	15,417,411
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	8,982,437	8,906,688
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.056% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,925,000	3,923,069
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.306% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	3,500,000	3,485,689
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.656% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	539,000	537,993
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.806% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	30,286,936	30,287,572
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.156% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	6,312,000	6,312,139
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.756% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,124,000	1,122,619
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.356% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	15,061,500	15,012,223
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.79% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	2,849,528	2,849,645
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.44% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,083,500	5,089,851
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.64% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	13,183,500	13,199,940
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.339% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,785,464
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 8.09% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,443,758
ARDN Mortgage Trust, 2025-ARCP, “C”, FLR, 6.692% (SOFR - 1mo. + 2.35%), 6/15/2035 (n)	11,250,000	11,252,313
AREIT 2022-CRE6 Trust, “B”, FLR, 6.197% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,942,119
AREIT 2022-CRE6 Trust, “E”, FLR, 7.747% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,354,199
AREIT 2022-CRE7 LLC, “B”, FLR, 7.587% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	6,004,428
AREIT 2025-CRE10 Ltd., “B”, FLR, 6.185% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	17,650,000	17,561,761
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	734,125	739,509
Bain Capital Credit CLO Ltd., 2020-3A, “CRR”, FLR, 6.219% (SOFR - 3mo. + 1.9%), 10/23/2034 (n)	10,440,000	10,452,570
Bain Capital Credit CLO Ltd., 2020-4A, “BR”, FLR, 6.825% (SOFR - 3mo. + 2.5%), 10/20/2036 (n)	12,100,000	12,139,664
Bain Capital Credit CLO Ltd., 2021-4A, “CR”, FLR, 6.275% (SOFR - 3mo. + 1.95%), 10/20/2034 (n)	29,386,111	29,400,598
Bain Capital Credit CLO Ltd., 2022-2A, “CR”, FLR, 6.232% (SOFR - 3mo. + 1.9%), 4/22/2035 (n)	8,250,000	8,259,232
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 5.818% (SOFR - 3mo. + 1.5%), 1/25/2038 (n)	10,000,000	10,033,220
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.067% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	34,457	71,027
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	467,201
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.151%, 12/15/2055	3,226,076	3,413,207
BDS 2021-FL9 Ltd., “C”, FLR, 6.364% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/16/2038 (n)	4,254,000	4,232,802
BDS 2024-FL13 Ltd., “A”, FLR, 5.926% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	12,437,500	12,467,238
BDS 2024-FL13 Ltd., “AS”, FLR, 6.339% (SOFR - 1mo. + 1.99%), 9/19/2039 (n)	5,354,000	5,366,882
BDS 2025-FL 14 Ltd., “C”, FLR, 6.243% (SOFR - 1mo. + 1.8926%), 10/21/2042 (n)	20,000,000	19,515,125
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	950,206
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,655,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	$10,000,000	$10,505,573
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,595,674
Benefit Street Partners CLO Ltd., 2014-IVA, “CR4”, FLR, 6.725% (SOFR - 3mo. + 2.4%), 4/20/2034 (n)	13,000,000	13,027,768
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 7.069% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	31,000,000	31,018,445
Black Diamond CLO Ltd., 2021-1A, “BR”, FLR, 6.519% (SOFR - 3mo. + 2.2%), 11/22/2034 (n)	19,000,000	19,002,546
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.183% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	19,501,672	19,556,520
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.732% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	10,492,715	10,522,226
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.256% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	490,848	487,752
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.506% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,300,000	1,293,083
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.206% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	3,418,500	3,369,123
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 7.14% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,961,906
BSPRT 2024-FL11 Issuer Ltd., “AS”, FLR, 6.437% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	14,047,000	14,046,990
Business Jet Securities LLC, 2024-1A, “C”, 9.132%, 5/15/2039 (n)	2,798,961	2,849,780
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	13,222,179	13,174,748
BX Trust, 2025-BCAT, “C”, FLR, 6.25% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)(w)	7,580,000	7,580,000
BX Trust, 2025-BCAT, “D”, FLR, 7% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)(w)	5,734,000	5,734,000
BXMT 2021-FL4 Ltd., “B”, FLR, 6.008% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	2,082,870
CIFC Funding 2016-IA CR3, Ltd., FLR, 6.025% (SOFR - 3mo. + 1.7%), 10/21/2031 (n)	5,250,000	5,223,398
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	6,800,771	6,806,651
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	10,723,373	10,752,824
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	6,055,029	6,086,707
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	14,535,800	14,438,537
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,145,111
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,364,930
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,772,626
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.774%, 8/15/2056	6,906,487	7,301,456
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	30,112,500	30,650,144
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	5,574,780	5,612,906
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)	917,264	9
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	433,510	433,593
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 6.075% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	15,600,000	15,509,146
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.641% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	2,003,200
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 6.072% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	25,050,000	25,057,064
Dryden Senior Loan Fund, 2022-113A, “BR2”, CLO, FLR, 5.968% (SOFR - 3mo. + 1.65%), 10/15/2037 (n)	7,250,000	7,264,253
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.962% (SOFR - 1mo. + 1.662%), 9/18/2042 (n)	2,138,000	2,142,008
Dwight 2025-FL1 Issuer LLC, FLR, 6.591% (SOFR - 1mo. + 2.286%), 9/18/2042 (n)	20,811,500	20,824,522
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,065,000	4,073,082
ELM Trust, 2024-ELM, “D15”, 6.674%, 6/10/2039 (n)	1,500,000	1,503,226
Empire District Bondco LLC, 4.943%, 1/01/2033	7,385,149	7,422,251
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	4,233,049	4,290,992
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	4,855,458	4,904,811
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	909,091	919,834
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	6,657,506	6,656,034
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	2,462,389	2,478,669
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	4,250,000	4,270,657
Greystone Commercial Real Estate Notes, 2025, “B”, FLR, 6.931% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	3,640,500	3,632,116
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	2,031,851
Hartwick Park CLO Ltd., 2023-1A, “BR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 1/20/2037 (n)	4,347,826	4,352,335
Hartwick Park CLO Ltd., 2023-1A, “CR3”, FLR, 6.025% (SOFR - 3mo. + 1.7%), 1/20/2037 (n)	13,000,000	13,008,554
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 8.093% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	4,500,000	4,512,123
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 6.943% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	3,004,556
ILPT Commercial Mortgage Trust, 2025-LPF2, 6.023%, 7/13/2042 (n)	8,000,000	8,041,233
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.468%, 7/13/2042 (n)	16,361,000	16,516,011
KKR Static CLO I Ltd., 2022-1A, “CR2”, FLR, 5.925% (SOFR - 3mo. + 1.6%), 7/20/2031 (n)	17,500,000	17,341,432
KREF 2021-FL2 Ltd., “D”, FLR, 6.658% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,795,877
LoanCore 2021-CRE5 Ltd., “C”, FLR, 6.806% ((SOFR - 1mo. + 0.11448%) + 2.35%), 7/15/2036 (n)	3,000,000	2,952,783
LoanCore 2025-CRE8 Ltd., “B”, FLR, 6.184% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	26,501,500	26,302,784
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.575% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	3,000,000	3,009,144
Magnetite XXXIX Ltd., 2023-39A, FLR, 6.018% (SOFR - 3mo. + 1.7%), 1/25/2037 (n)	8,000,000	8,002,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 7.325% (SOFR - 3mo. + 3%), 7/20/2035 (n)	$15,000,000	$15,046,725
Marble Point CLO, 2021-2A, “CR”, FLR, 6.368% (SOFR - 3mo. + 2.05%), 7/25/2034 (n)	11,846,154	11,854,517
MF1 2020-FL4 Ltd., “AS”, FLR, 6.558% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	5,547,500	5,547,504
MF1 2020-FL4 Ltd., “B”, FLR, 7.207% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	4,829,000	4,822,961
MF1 2020-FL4 Ltd., “C”, FLR, 8.058% (SOFR - 1mo. + 3.7145%), 12/15/2035 (n)	6,500,000	6,491,871
MF1 2021-FL5 Ltd., “AS”, FLR, 5.657% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	950,711	948,713
MF1 2021-FL5 Ltd., “B”, FLR, 5.908% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,354,000	4,309,024
MF1 2021-FL5 Ltd., “C”, FLR, 6.157% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,250,000	2,244,146
MF1 2021-FL5 Ltd., “D”, FLR, 6.958% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	3,000,000	2,990,214
MF1 2021-FL6 Ltd., “AS”, FLR, 5.914% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)	3,200,000	3,194,073
MF1 2021-FL6 Ltd., “C”, FLR, 6.314% ((SOFR - 1mo. + 0.11448%) + 1.85%), 7/16/2036 (n)	4,462,603	4,429,629
MF1 2022-FL10 Ltd., “B”, FLR, 8.086% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,499,422
MF1 2022-FL8 Ltd., “A”, FLR, 5.701% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	6,572,251	6,572,218
MF1 2022-FL8 Ltd., “D”, FLR, 7.001% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	4,941,257
MF1 2022-FL8 Ltd., “E”, FLR, 7.501% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,430,445
MF1 2022-FL9 LLC, “B”, FLR, 7.5% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	7,005,250
MF1 2024-FL14 LLC, “B”, FLR, 7.039% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	8,208,757	8,225,569
MF1 2024-FL14 LLC, “C”, FLR, 7.639% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	13,925,765	13,979,644
MF1 2024-FL14 LLC, “D”, FLR, 9.189% (SOFR - 1mo. + 4.838%), 3/19/2039 (n)	6,500,000	6,565,695
MF1 2024-FL15 LLC, “B”, FLR, 6.841% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	11,108,000	11,118,708
MF1 2024-FL15 LLC, “C”, FLR, 7.29% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	13,400,000	13,419,765
MF1 2024-FL16 LLC, “B”, FLR, 6.492% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	14,900,000	14,853,481
MF1 2024-FL16 LLC, “C”, FLR, 6.892% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	17,880,000	17,790,638
MF1 2025-FL17 LLC, “B”, FLR, 6.142% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	15,924,499	15,818,888
MF1 2025-FL17 LLC, “C”, FLR, 6.442% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	16,900,000	16,777,830
MF1 2025-FL19 Ltd., “B”, FLR, 6.341% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	33,730,655	33,814,796
MF1 2025-FL19 Ltd., “B”, FLR, 6.691% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	34,783,347	34,870,340
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	10,693,293	10,741,765
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM5, “A-1”, 5.439%, 7/25/2070 (n)	7,360,065	7,359,622
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,198,942	7,669,891
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,304,501
Neuberger Berman CLO Ltd., 2019-35A, “CRR”, FLR, 5.975% (SOFR - 3mo. + 1.65%), 1/19/2033 (n)	23,750,000	23,647,756
Neuberger Berman CLO Ltd., 2023-53A, “CR”, FLR, 6.169% (SOFR - 3mo. + 1.85%), 10/24/2037 (n)	14,500,000	14,560,218
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	20,512,978	20,576,380
New Residential Mortgage Loan Trust, 2025-NQM2, “A-1”, 5.566%, 4/25/2065 (n)	10,973,806	11,011,366
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.158% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	31,844,327	31,861,682
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	4,483,951	4,507,397
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	8,116,286	8,049,714
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	10,976,500	11,000,248
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	5,087,276	5,119,180
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	8,895,818	8,897,358
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	9,406,135	9,400,284
OBX Trust, 2025-NQM4, “A1”, 5.4%, 2/25/2055 (n)	23,896,922	23,817,919
OZLM Funding Ltd., 2012-2A, “BR4”, FLR, 6.08% (SOFR - 3mo. + 1.75%), 7/30/2037 (n)	14,200,000	14,199,432
OZLM Funding Ltd., 2012-2A, “C1R4”, FLR, 6.33% (SOFR - 3mo. + 2%), 7/30/2037 (n)	9,000,000	8,999,613
OZLM Ltd., 2017-21A, “BR”, FLR, 6.225% (SOFR - 3mo. + 1.9%), 1/20/2031 (n)	27,500,000	27,536,905
Palmer Square Loan Funding 2021-4A Ltd., “A1”, FLR, 5.379% ((SOFR - 3mo. + 0.26161%) + 0.8%), 10/15/2029 (n)	8,717	8,717
Palmer Square Loan Funding 2025-1A Ltd., “C”, FLR, 6.571% (SOFR - 3mo. + 2.25%), 2/15/2033 (n)	8,875,000	8,875,000
Parallel Ltd., 2023-1A, “A2R”, FLR, 6.125% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	30,959,594	31,025,817
PFP III 2024-11 Ltd., “AS”, FLR, 6.525% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	35,292,589	35,314,707
PMT Loan Trust, 2025-INV4, “A9”, 5.5%, 3/25/2056 (n)	22,809,561	22,758,132
PRM Trust, 2025-PRM6, “C”, 5.175%, 7/05/2033 (n)	3,740,000	3,702,090
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	30,398,323	30,262,291
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.417% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,770,000	1,766,318
ReadyCap Commercial Mortgage Trust, 2023-FL12 LLC, FLR, 6.687% (SOFR - 1mo. + 2.335%), 5/25/2038 (n)	1,178,046	1,178,046
Rockford Tower CLO 2020-1A, Ltd., “CRR”, FLR, 6.225% (SOFR - 3mo. + 1.9%), 1/20/2036 (n)	12,000,000	12,000,564
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	9,335,000	9,351,267
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.968% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	13,700,000	13,703,932

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
SHR Trust, 2024-LXRY, “B”, 6.792%, 10/15/2041 (n)	$24,740,364	$24,732,633
Starwood Commercial Mortgage, 2021-FL2, “D”, 7.264%, 4/18/2038 (n)	3,000,000	2,999,181
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 7.09% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,722,591
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	13,424,818	13,436,253
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	3,676,875	3,698,695
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	894,375	908,936
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.307% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,700,000	2,689,772
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,026,695
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 6.568% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	29,305,532	29,312,507
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	3,792,599	3,814,008
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	5,732,758	5,733,084
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	3,702,788	3,694,616
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	4,145,595	4,160,218
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.879% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,741,431
Voya CLO 2016-1A Ltd., “A2R”, FLR, 5.887% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	1,003,250
Voya CLO 2016-1A Ltd., “BR”, FLR, 6.387% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,911,455
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,709,109
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,382,789
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,448,895
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	1,500,000	1,476,705
		$1,670,887,021
Automotive – 1.1%
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	$22,999,000	$23,062,452
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,848,087
Hyundai Capital America, 5.35%, 3/19/2029 (n)	4,963,000	5,053,081
Hyundai Capital America, 6.375%, 4/08/2030 (n)	10,896,000	11,560,288
LKQ Corp., 6.25%, 6/15/2033	19,133,000	19,996,211
Wabash National Corp., 4.5%, 10/15/2028 (n)	14,233,000	12,739,433
		$74,259,552
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,266,000	$11,941,241
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	10,000,000	10,791,595
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	11,272,000	11,192,216
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	19,337,000	19,789,118
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,777,313
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	7,076,907
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	24,858,000	23,767,394
LPL Holdings, Inc., 5.75%, 6/15/2035	14,916,000	15,082,057
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	17,383,000	17,601,226
		$120,019,067
Building – 1.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$5,260,000	$5,193,097
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	16,455,000	16,511,342
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	16,455,000	16,625,556
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	24,652,000	23,869,348
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,900,000	6,532,500
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	18,550,000	16,571,270
		$85,303,113
Business Services – 0.2%
Global Payments, Inc., 2.9%, 5/15/2030	$3,563,000	$3,251,110
Global Payments, Inc., 2.9%, 11/15/2031	10,669,000	9,366,395
		$12,617,505

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$16,300,000	$15,250,609
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		9,000,000	7,754,870
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		10,000,000	9,729,691
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047		7,000,000	5,935,768
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052		1,824,000	1,209,267
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053		5,342,000	4,404,552
Time Warner Cable, Inc., 4.5%, 9/15/2042		2,031,000	1,594,038
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		21,750,000	19,606,170
			$65,484,965
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)		$9,940,000	$9,129,204
Chemours Co., 8%, 1/15/2033 (n)		9,940,000	9,246,394
			$18,375,598
Conglomerates – 1.2%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		$7,965,000	$8,121,186
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)		7,724,000	7,954,716
nVent Finance S.à r.l., 5.65%, 5/15/2033		9,324,000	9,528,936
Regal Rexnord Corp., 6.3%, 2/15/2030		14,247,000	14,913,659
Regal Rexnord Corp., 6.4%, 4/15/2033		26,527,000	28,040,586
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		7,534,000	7,573,476
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		6,667,000	6,893,041
			$83,025,600
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034		$16,397,000	$17,276,908
CBRE Services, Inc., 4.8%, 6/15/2030		9,970,000	10,026,919
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		16,676,000	14,845,134
			$42,148,961
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$23,547,000	$24,213,989
Emerging Market Quasi-Sovereign – 0.5%
Banco Nacional de Comercio Exterior, S.N.C. (United Mexican States), 5.875%, 5/07/2030 (n)		$6,556,000	$6,670,730
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		2,660,769	2,687,376
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		11,687,000	12,155,315
Petroleos Mexicanos, 5.95%, 1/28/2031		11,050,000	10,256,578
			$31,769,999
Emerging Market Sovereign – 2.1%
Arab Republic of Egypt, 7.3%, 9/30/2033		$14,288,000	$12,730,874
Dominican Republic, 4.875%, 9/23/2032 (n)		17,961,000	16,601,352
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		12,854,000	12,911,843
Federal Republic of Nigeria, 7.375%, 9/28/2033		16,631,000	15,315,386
Republic of Angola, 8%, 11/26/2029		12,805,000	11,936,903
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		12,331,000	12,323,699
Republic of Romania, 6.625%, 5/16/2036 (n)		13,840,000	13,822,700
Republic of Serbia, 6%, 6/12/2034 (n)		19,377,000	19,761,288
Republic of South Africa, 7.1%, 11/19/2036		12,075,000	11,991,903
Republic of Turkey, 5.875%, 5/21/2030	EUR	7,668,000	9,226,760
Republic of Turkey, 7.625%, 5/15/2034		$6,117,000	6,335,714
			$142,958,422
Energy - Independent – 0.9%
Occidental Petroleum Corp., 6.625%, 9/01/2030		$14,500,000	$15,305,928
Occidental Petroleum Corp., 5.55%, 10/01/2034		6,292,000	6,170,646
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		28,934,000	31,470,354

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)	$10,896,000	$10,223,228
		$63,170,156
Energy - Integrated – 0.5%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172	$10,000,000	$10,355,224
Eni S.p.A., 5.5%, 5/15/2034 (n)	25,000,000	25,222,898
		$35,578,122
Entertainment – 0.3%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$19,750,000	$20,285,630
Financial Institutions – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028	$6,892,000	$7,100,146
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,000,000	4,523,468
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,342,000	2,283,393
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	9,944,000	9,432,017
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	3,115,000	3,242,396
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	3,124,000	3,247,692
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	11,500,000	12,173,635
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	16,211,000	16,588,285
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	11,028,000	11,181,868
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	11,028,000	11,248,375
Rocket Cos., Inc., 4%, 10/15/2033 (n)	6,145,000	5,436,667
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)	16,582,000	16,688,191
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	20,000,000	20,136,008
		$123,282,141
Food & Beverages – 1.3%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$955,000	$886,522
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)	10,000,000	9,603,152
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	2,293,000	2,227,667
Constellation Brands, Inc., 4.8%, 5/01/2030	5,870,000	5,901,359
JBS USA Holding Lux S.à r.l., 5.95%, 4/20/2035 (n)	9,843,000	10,156,420
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	16,415,000	16,833,163
Performance Food Group Co., 6.125%, 9/15/2032 (n)	17,813,000	18,088,870
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	16,000,000	15,283,251
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	13,492,000	13,508,906
		$92,489,310
Forest & Paper Products – 0.2%
Smurfit Westrock Financing DAC, 5.418%, 1/15/2035	$12,000,000	$12,182,699
Gaming & Lodging – 0.2%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$10,681,000	$10,850,982
Marriott International, Inc., 2.85%, 4/15/2031	654,000	592,859
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,851,967
		$15,295,808
Industrial – 0.5%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$31,306,000	$31,962,111
Insurance – 1.4%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$18,000,000	$18,681,875
Corebridge Financial, Inc., 4.35%, 4/05/2042	473,000	395,892
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,130,169
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,981,295
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	10,389,177
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	14,405,000	14,786,128

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	$9,681,000	$10,131,447
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	32,695,000	35,091,643
		$95,587,626
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$6,326,000	$6,541,485
Insurance - Property & Casualty – 3.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$16,250,000	$16,264,430
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	8,000,000	7,877,898
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	15,000,000	15,274,875
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	10,000,000	10,910,152
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	12,000,000	12,223,128
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	15,000,000	14,912,262
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,662,969
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	2,049,003
Brown & Brown, Inc., 5.65%, 6/11/2034	22,462,000	22,869,074
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,603,878
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	417,709
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	12,376,000	12,654,032
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	11,400,000	11,864,007
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)	18,722,000	18,875,381
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	2,500,000	2,520,419
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,808,504
Hub International Ltd., 7.25%, 6/15/2030 (n)	19,641,000	20,474,485
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	18,572,000	19,205,257
		$204,467,463
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$3,813,646
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$20,848,242
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,008,000	13,147,269
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	9,444,000	9,696,996
		$43,692,507
Major Banks – 6.5%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$9,723,000	$9,030,986
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	579,000	576,823
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	7,286,584
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	3,031,341
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	10,503,000	10,699,719
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	19,835,000	20,178,435
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,385,944
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,324,001
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,786,957
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	15,000,000	15,897,630
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,776,561
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,718,011
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,513,272
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	21,988,000	23,470,269
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	1,859,000	1,936,728
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	33,948,000	34,236,558
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	5,752,000	5,879,679
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,151,388
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,333,004
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	10,000,000	9,977,297
Discover Financial Services, 6.7%, 11/29/2032	22,683,000	24,791,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	$6,695,000	$5,897,029
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,964,881
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,056,544
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	530,198
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,032,199
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	672,601
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,593,830
JPMorgan Chase & Co., 5.766%, 4/22/2035	17,245,000	18,086,241
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	9,999,000	9,888,336
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,843,505
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,599,569
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	10,009,655
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	15,000,000	15,188,791
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	15,000,000	15,488,251
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,643,000	15,192,967
PNC Financial Services Group, Inc., 5.401% to 7/23/2034, FLR (SOFR - 1 day + 1.599%) to 7/23/2035	7,000,000	7,112,088
Regions Financial Corp., 5.502%, 9/06/2035	26,000,000	26,187,623
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,165,865
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,389,480
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	17,000,000	17,617,323
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,461,114
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	8,312,091
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)(w)	23,491,000	23,491,000
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,605,215
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,431,943
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	5,056,475
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	26,071,000	23,866,194
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,740,357
		$449,464,457
Medical & Health Technology & Services – 0.7%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,226,527
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	6,015,970
CVS Health Corp., 5.3%, 6/01/2033	15,000,000	15,080,421
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	3,083,883
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	3,153,000	3,154,386
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	561,916
UC Health LLC, BAM, 5.858%, 8/01/2035	14,516,000	14,989,343
		$48,112,446
Metals & Mining – 1.8%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$9,067,000	$8,226,717
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	20,497,000	20,929,033
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,266,918
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	26,955,000	25,254,158
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	7,115,819
Novelis, Inc., 3.875%, 8/15/2031 (n)	24,060,000	21,581,310
Rio Tinto Finance (USA) PLC, 5.25%, 3/14/2035	19,224,000	19,506,752
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	12,875,237	12,751,059
		$120,631,766
Midstream – 2.6%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$24,857,000	$25,477,930
Cheniere Energy, Inc., 5.65%, 4/15/2034	10,000,000	10,172,065
DCP Midstream Operating LP, 3.25%, 2/15/2032	26,264,000	23,412,876
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,267,610
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,785,661
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,600,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Enbridge, Inc., 5.625%, 4/05/2034	$14,836,000	$15,182,063
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,866,478
Plains All American Pipeline LP, 5.7%, 9/15/2034	20,000,000	20,286,019
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	14,031,249
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,577,351
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	9,038,000	8,934,053
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	9,305,000	8,669,532
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	20,000,000	20,540,180
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	14,910,000	15,118,964
		$177,922,480
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 5/01/2031	$4,516	$4,657
Fannie Mae, 3%, 2/25/2033 (i)	130,700	9,284
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	17,002	17,436
Fannie Mae, 6%, 11/01/2034	52,561	54,056
Fannie Mae, UMBS, 2.5%, 3/01/2050	44,204	36,701
Fannie Mae, UMBS, 4.5%, 8/01/2052	123,324	117,213
Freddie Mac, 1.113%, 6/25/2030 (i)	31,875,143	1,434,502
Freddie Mac, UMBS, 4.5%, 7/01/2052	166,482	158,226
Ginnie Mae, 3%, 9/20/2047	70,347	62,214
		$1,894,289
Municipals – 1.1%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$4,845,000	$4,836,303
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, Taxable, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	637,000	361,362
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Taxable, “A-4”, 7%, 6/30/2039	1,211,000	1,059,629
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	5,800,000	5,891,341
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,101,302
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,378,152
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	6,710,000	6,791,058
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	29,895,000	30,813,365
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,308,000	8,069,891
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,434,948
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Taxable, “A-2”, 4.55%, 7/01/2040	1,326,000	1,083,308
Wisconsin Public Finance Authority, Senior Lien Rev. (E-470 Public Highway Authority Service Areas Project), Taxable, 7.087%, 7/01/2060	12,115,000	12,035,964
		$75,856,623
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,622,524
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$19,996,000	$19,765,575
Network & Telecom – 0.1%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$7,923,000	$8,045,790
Oils – 0.2%
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)	$12,325,000	$11,523,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.0%
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	$8,553,000	$9,118,119
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	11,163,215
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	8,073,511
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	18,519,433
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	18,734,000	19,384,381
		$66,258,659
Pharmaceuticals – 0.2%
Bayer US Finance LLC, 6.5%, 11/21/2033 (n)	$15,000,000	$16,022,212
Precious Metals & Minerals – 0.4%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$3,500,000	$3,497,415
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	25,176,000	26,095,066
		$29,592,481
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$10,000,000	$9,181,588
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	9,671,678
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	13,746,449
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,827,000	7,307,278
Boston Properties LP, REIT, 5.75%, 1/15/2035	13,000,000	13,076,604
		$52,983,597
Real Estate - Other – 0.4%
First Industrial LP, 5.25%, 1/15/2031	$29,162,000	$29,362,365
Real Estate - Retail – 0.6%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$6,674,000	$6,850,063
STORE Capital Corp., REIT, 4.5%, 3/15/2028	16,571,000	16,350,565
STORE Capital Corp., REIT, 4.625%, 3/15/2029	17,647,000	17,367,735
STORE Capital Corp., REIT, 2.7%, 12/01/2031	3,000,000	2,553,853
		$43,122,216
Retailers – 0.8%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$2,032,445
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	25,000,000	25,017,180
AutoNation, Inc., 5.89%, 3/15/2035	31,027,000	31,432,086
		$58,481,711
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$3,928,000	$3,465,695
International Flavors & Fragrances, Inc., 5%, 9/26/2048	7,917,000	6,759,357
		$10,225,052
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,118,000	$15,368,442
Telecommunications - Wireless – 0.6%
American Tower Corp., 5.4%, 1/31/2035	$20,000,000	$20,344,982
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,234,227
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	2,143,915
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,499,337
T-Mobile USA, Inc., 4.375%, 4/15/2040	9,331,000	8,243,641
Vodafone Group PLC, 5.625%, 2/10/2053	7,731,000	7,306,562
		$44,772,664

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.0%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,842,415
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,410,813
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	16,618,183
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	19,850,000	20,642,517
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,857,811
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,157,458
Philip Morris International, Inc., 5.25%, 2/13/2034	16,000,000	16,199,437
		$68,728,634
Transportation - Services – 0.2%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	$2,461,000	$2,532,615
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	296,307
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	674,648
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	207,214
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)	11,298,000	11,658,886
		$15,369,670
U.S. Treasury Obligations – 30.3%
U.S. Treasury Bonds, 1.75%, 8/15/2041	$11,300,000	$7,440,785
U.S. Treasury Bonds, 2.375%, 2/15/2042	98,843,000	71,182,404
U.S. Treasury Bonds, 4%, 11/15/2042	63,099,000	56,951,777
U.S. Treasury Bonds, 3.875%, 5/15/2043	11,500,000	10,156,387
U.S. Treasury Bonds, 4.375%, 8/15/2043	141,408,000	133,293,612
U.S. Treasury Bonds, 4.75%, 11/15/2043	198,700,000	196,185,203
U.S. Treasury Bonds, 4.5%, 2/15/2044	253,875,000	242,510,128
U.S. Treasury Bonds, 4.625%, 11/15/2044	20,350,000	19,685,445
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,318,450
U.S. Treasury Bonds, 4.75%, 2/15/2045	127,000,000	124,837,031
U.S. Treasury Bonds, 2.25%, 8/15/2046	11,900,000	7,704,785
U.S. Treasury Bonds, 2.25%, 2/15/2052	162,300,000	97,658,953
U.S. Treasury Bonds, 4%, 11/15/2052	43,474,000	37,470,852
U.S. Treasury Bonds, 4.125%, 8/15/2053	148,700,000	130,885,043
U.S. Treasury Bonds, 4.75%, 11/15/2053	47,500,000	46,370,020
U.S. Treasury Bonds, 4.25%, 2/15/2054	168,300,000	151,299,071
U.S. Treasury Bonds, 4.5%, 11/15/2054	8,000,000	7,505,000
U.S. Treasury Notes, 4.125%, 1/31/2027	52,800,000	52,853,625
U.S. Treasury Notes, 2.5%, 3/31/2027 (f)	153,000,000	149,330,390
U.S. Treasury Notes, 4.5%, 4/15/2027	141,400,000	142,570,969
U.S. Treasury Notes, 4.125%, 7/31/2028	82,100,000	82,654,816
U.S. Treasury Notes, 4.625%, 4/30/2029	176,000,000	180,317,500
U.S. Treasury Notes, 4.25%, 6/30/2029	67,600,000	68,402,750
U.S. Treasury Notes, 3.875%, 4/30/2030	66,000,000	65,798,906
		$2,088,383,902
Utilities - Electric Power – 1.6%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$34,169,000	$39,004,645
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,716,791
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	314,771
Jersey Central Power & Light Co., 5.1%, 1/15/2035	5,768,000	5,744,216
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,143,496
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	783,529
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,021,000	4,242,534
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,334,761
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	1,978,786
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)	15,538,000	16,171,951
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)	10,000,000	9,680,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	$9,050,000	$9,229,223
		$107,345,518
Total Bonds		$6,789,294,000
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	92,063,967	$92,063,967

Other Assets, Less Liabilities – 0.1%		10,055,101
Net Assets – 100.0%		$6,891,413,068

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $92,063,967 and
$6,789,294,000, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,894,808,697, representing 42.0% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
MXN	Mexican Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	6,142,461	EUR	5,244,968	Barclays Bank PLC	10/17/2025	$126,612
USD	2,150,954	EUR	1,835,739	Citibank N.A.	10/17/2025	45,407
USD	1,776,166	EUR	1,516,637	Deutsche Bank AG	10/17/2025	36,622
USD	245,338	MXN	4,651,959	State Street Corp.	10/17/2025	757
						$209,398

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	4,717	$510,246,734	September – 2025	$900,310
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,511	$519,737,768	September – 2025	$(442,832)
U.S. Treasury Ultra Note 10 yr	Short	USD	867	98,038,734	September – 2025	(734,735)
						$(1,177,567)
At July 31, 2025, the fund had liquid securities with an aggregate value of $8,119,134 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,088,383,902	$—	$2,088,383,902
Non - U.S. Sovereign Debt	—	178,542,067	—	178,542,067
Municipal Bonds	—	75,856,623	—	75,856,623
U.S. Corporate Bonds	—	1,887,179,428	—	1,887,179,428
Residential Mortgage-Backed Securities	—	267,520,308	—	267,520,308
Commercial Mortgage-Backed Securities	—	312,896,184	—	312,896,184
Asset-Backed Securities (including CDOs)	—	1,092,364,818	—	1,092,364,818
Foreign Bonds	—	886,550,670	—	886,550,670
Investment Companies	92,063,967	—	—	92,063,967
Total	$92,063,967	$6,789,294,000	$—	$6,881,357,967
Other Financial Instruments
Futures Contracts – Assets	$900,310	$—	$—	$900,310
Futures Contracts – Liabilities	(1,177,567)	—	—	(1,177,567)
Forward Foreign Currency Exchange Contracts – Assets	—	209,398	—	209,398
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$72,051,622	$1,419,816,761	$1,399,797,882	$(1,863)	$(4,671)	$92,063,967

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,128,400	$—